UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

September 30, 2011

1.808782.107

VIPCON-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc.	400,615	$ 23,335,824
Hotels, Restaurants & Leisure - 2.3%
Arcos Dorados Holdings, Inc.	1,824,100	42,300,879
Betfair Group PLC (d)	2,382,180	27,551,213
Las Vegas Sands Corp. (a)	687,650	26,364,501
Pinnacle Entertainment, Inc. (a)	1,293,425	11,744,299
Starbucks Corp.	2,894,080	107,920,243
Yum! Brands, Inc.	2,087,045	103,079,153
		318,960,288
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	567,897	122,796,368
Priceline.com, Inc. (a)	170,816	76,774,959
		199,571,327
Media - 3.4%
Comcast Corp. Class A	2,169,949	45,351,934
DIRECTV (a)	3,499,780	147,865,705
Legend Pictures LLC (a)(g)(h)	6,611	4,958,250
The Walt Disney Co.	4,607,158	138,951,885
Time Warner, Inc.	4,592,213	137,628,624
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	11,499	4,312,125
		479,068,523
Multiline Retail - 0.7%
Dollar General Corp. (a)	2,644,359	99,850,996
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	1,400,869	86,237,496
Limited Brands, Inc.	2,039,499	78,541,106
TJX Companies, Inc.	594,200	32,960,274
		197,738,876
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	571,891	13,536,660
Under Armour, Inc. Class A (sub. vtg.) (a)	212,997	14,145,131
VF Corp.	630,420	76,608,638
		104,290,429
TOTAL CONSUMER DISCRETIONARY		1,422,816,263
CONSUMER STAPLES - 11.6%
Beverages - 4.9%
Anheuser-Busch InBev SA NV	928,714	49,297,193
Carlsberg A/S Series B	65,400	3,894,812
Coca-Cola Bottling Co. Consolidated	152,612	8,463,862
Coca-Cola FEMSA SAB de CV sponsored ADR	92,747	8,229,441
Coca-Cola Icecek AS	611,362	8,322,326
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	260,770	7,992,601
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,145,881	56,625,858

	Shares	Value
Diageo PLC sponsored ADR	722,282	$ 54,842,872
Embotelladora Andina SA sponsored ADR	325,336	7,970,732
Molson Coors Brewing Co. Class B	1,464,442	58,006,548
PepsiCo, Inc.	1,383,545	85,641,436
Pernod-Ricard SA	532,179	41,946,580
Remy Cointreau SA	295,475	20,526,243
The Coca-Cola Co.	4,107,313	277,490,066
		689,250,570
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	4,007,262	134,563,858
Drogasil SA	681,000	4,072,967
Fresh Market, Inc.	19,700	751,752
Walgreen Co.	781,045	25,688,570
		165,077,147
Food Products - 0.7%
Bunge Ltd.	455,327	26,541,011
Danone	196,200	12,144,537
Green Mountain Coffee Roasters, Inc. (a)	58,572	5,443,682
Nestle SA	395,541	21,862,979
Unilever NV (NY Reg.)	948,747	29,876,043
Viterra, Inc.	417,000	4,101,183
		99,969,435
Household Products - 2.7%
Colgate-Palmolive Co.	318,377	28,233,672
Procter & Gamble Co.	5,283,348	333,801,927
Spectrum Brands Holdings, Inc. (a)	352,921	8,335,994
		370,371,593
Personal Products - 0.5%
Avon Products, Inc.	1,034,871	20,283,472
L'Oreal SA	459,500	45,175,524
Nu Skin Enterprises, Inc. Class A	116,900	4,736,788
		70,195,784
Tobacco - 1.6%
Altria Group, Inc.	553,949	14,851,373
British American Tobacco PLC sponsored ADR	1,998,768	169,355,613
Philip Morris International, Inc.	550,026	34,310,622
Souza Cruz Industria Comerico	751,800	7,561,965
		226,079,573
TOTAL CONSUMER STAPLES		1,620,944,102
ENERGY - 10.9%
Energy Equipment & Services - 3.2%
Aker Solutions ASA	653,100	6,325,383
Baker Hughes, Inc.	1,745,788	80,585,574
C&J Energy Services, Inc. (a)(e)	482,300	7,136,111
Discovery Offshore S.A. (a)(e)	1,310,900	1,954,134
Ensco International Ltd. ADR	720,601	29,133,898
Halliburton Co.	3,207,732	97,899,981
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Kvaerner ASA (a)	697,700	$ 923,563
National Oilwell Varco, Inc.	919,757	47,109,954
Noble Corp.	1,364,600	40,051,010
Ocean Rig UDW, Inc. (a)	16,700	256,056
Ocean Rig UDW, Inc. (a)	421,600	6,387,240
Oceaneering International, Inc.	737,706	26,070,530
Saipem SpA	417,341	14,851,116
Schlumberger Ltd.	729,879	43,595,673
TETRA Technologies, Inc. (a)	559,100	4,316,252
Transocean Ltd. (United States)	848,475	40,506,197
Vantage Drilling Co. (a)	5,923,400	7,404,250
		454,506,922
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc. (a)	1,080,860	19,120,413
Anadarko Petroleum Corp.	1,194,217	75,295,382
Apache Corp.	1,141,883	91,624,692
BP PLC sponsored ADR	1,174,708	42,371,718
Canadian Natural Resources Ltd.	931,400	27,338,718
CVR Energy, Inc. (a)	514,940	10,885,832
Exxon Mobil Corp.	2,666,123	193,640,513
Falkland Oil & Gas Ltd. (a)	844,214	592,543
HollyFrontier Corp.	2,628,618	68,922,364
InterOil Corp. (a)(d)	346,348	16,874,075
Marathon Oil Corp.	2,268,580	48,955,956
Marathon Petroleum Corp.	1,347,640	36,467,138
Niko Resources Ltd.	433,122	17,836,380
Occidental Petroleum Corp.	791,311	56,578,737
Petrobank Energy & Resources Ltd. (a)	946,100	5,730,931
Petrominerales Ltd.	514,000	10,100,544
Resolute Energy Corp. (a)(d)	1,048,368	11,909,460
Rockhopper Exploration PLC (a)	260,700	784,790
Rodinia Oil Corp. (a)	603,000	368,139
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	131,328	8,079,299
Class B sponsored ADR	3,446,388	213,848,375
Talisman Energy, Inc.	2,431,600	29,875,997
Western Refining, Inc. (a)(d)	908,828	11,323,997
Whiting Petroleum Corp. (a)	566,280	19,865,102
Williams Companies, Inc.	2,040,100	49,656,034
		1,068,047,129
TOTAL ENERGY		1,522,554,051
FINANCIALS - 13.5%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	854,342	33,626,901
E*TRADE Financial Corp. (a)	1,930,622	17,587,966
Evercore Partners, Inc. Class A	370,900	8,456,520
ICAP PLC	1,063,055	6,838,005

	Shares	Value
Invesco Ltd.	1,953,361	$ 30,296,629
Morgan Stanley	3,998,834	53,984,259
State Street Corp.	3,066,256	98,610,793
TD Ameritrade Holding Corp.	1,667,600	24,522,058
		273,923,131
Commercial Banks - 3.5%
Banco Macro SA sponsored ADR	159,634	3,194,276
BB&T Corp.	1,008,960	21,521,117
CIT Group, Inc. (a)	209,316	6,356,927
FirstMerit Corp.	1,111,385	12,625,334
Huntington Bancshares, Inc.	6,506,880	31,233,024
Regions Financial Corp.	2,389,100	7,955,703
SunTrust Banks, Inc.	1,897,806	34,065,618
Synovus Financial Corp.	5,945,486	6,361,670
U.S. Bancorp	6,886,334	162,104,302
Wells Fargo & Co.	8,501,493	205,056,011
		490,473,982
Consumer Finance - 0.9%
Capital One Financial Corp.	1,654,716	65,576,395
Discover Financial Services	281,272	6,452,380
Green Dot Corp. Class A (a)(d)	266,381	8,343,053
Promise Co. Ltd. (a)	1,476,300	14,528,514
SLM Corp.	2,794,740	34,794,513
		129,694,855
Diversified Financial Services - 2.0%
African Bank Investments Ltd.	2,683,341	10,960,546
Citigroup, Inc.	8,567,439	219,497,787
CME Group, Inc.	131,042	32,288,749
NBH Holdings Corp. Class A (a)(e)	813,800	13,468,390
		276,215,472
Insurance - 3.5%
ACE Ltd.	705,732	42,767,359
Amlin PLC	2,987,874	13,226,035
Aon Corp.	729,239	30,613,453
Berkshire Hathaway, Inc.:
Class A (a)	254	27,127,200
Class B (a)	2,072,610	147,238,214
Fairfax Financial Holdings Ltd. (sub. vtg.)	138,400	53,045,632
Fidelity National Financial, Inc. Class A	529,697	8,040,800
Genworth Financial, Inc. Class A (a)	580,800	3,333,792
MetLife, Inc.	4,083,424	114,376,706
The Chubb Corp.	508,600	30,510,914
Validus Holdings Ltd.	498,991	12,434,856
		482,714,961
Real Estate Investment Trusts - 1.1%
American Capital Agency Corp.	727,600	19,717,960
Camden Property Trust (SBI)	284,161	15,702,737
Equity Lifestyle Properties, Inc.	146,800	9,204,360
Japan Retail Fund Investment Corp.	4,999	8,037,934
Prologis, Inc.	1,326,610	32,170,293
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	435,809	$ 48,527,332
The Macerich Co.	397,499	16,945,382
		150,305,998
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	24,781,000	8,263,167
BR Malls Participacoes SA	1,508,900	15,409,872
Indiabulls Real Estate Ltd.	3,669,048	5,442,539
PT Lippo Karawaci Tbk	143,903,250	11,028,767
		40,144,345
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	2,251,119	29,737,282
TOTAL FINANCIALS		1,873,210,026
HEALTH CARE - 11.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	347,063	22,232,856
Amgen, Inc.	3,065,168	168,430,982
AVEO Pharmaceuticals, Inc. (a)	518,044	7,972,697
AVEO Pharmaceuticals, Inc.	107,096	1,648,207
Biogen Idec, Inc. (a)	684,469	63,758,287
BioMarin Pharmaceutical, Inc. (a)	794,830	25,331,232
Gilead Sciences, Inc. (a)	1,993,347	77,341,864
Medivir AB (B Shares) (a)	424,384	5,641,431
ONYX Pharmaceuticals, Inc. (a)	341,728	10,255,257
		382,612,813
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	2,109,705	118,438,839
Boston Scientific Corp. (a)	7,582,339	44,811,623
C. R. Bard, Inc.	229,369	20,078,962
Covidien PLC	2,814,751	124,130,519
Edwards Lifesciences Corp. (a)	737,775	52,588,602
Mako Surgical Corp. (a)(d)	814,793	27,882,216
Quidel Corp. (a)	1,433,104	23,459,912
The Cooper Companies, Inc.	213,884	16,928,919
Wright Medical Group, Inc. (a)	475,300	8,498,364
Zimmer Holdings, Inc. (a)	449,000	24,021,500
		460,839,456
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	199,500	8,355,060
CIGNA Corp.	866,139	36,325,870
Henry Schein, Inc. (a)	877,800	54,432,378
McKesson Corp.	866,384	62,986,117
Omnicare, Inc.	1,075,720	27,355,560
UnitedHealth Group, Inc.	2,909,445	134,183,603
		323,638,588

	Shares	Value
Life Sciences Tools & Services - 0.3%
Fluidigm Corp. (h)	312,345	$ 4,350,966
Thermo Fisher Scientific, Inc. (a)	784,215	39,712,648
		44,063,614
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	779,300	24,454,434
GlaxoSmithKline PLC sponsored ADR	696,100	28,741,969
Medicis Pharmaceutical Corp. Class A	261,200	9,528,576
Merck & Co., Inc.	2,369,036	77,491,168
Pfizer, Inc.	8,304,231	146,818,804
Sanofi-aventis sponsored ADR	1,562,400	51,246,720
Shire PLC sponsored ADR	691,000	64,905,630
Valeant Pharmaceuticals International, Inc. (Canada)	1,040,860	38,782,783
		441,970,084
TOTAL HEALTH CARE		1,653,124,555
INDUSTRIALS - 11.0%
Aerospace & Defense - 4.3%
Goodrich Corp.	700,947	84,590,284
Honeywell International, Inc.	1,696,875	74,509,781
MTU Aero Engines Holdings AG	262,160	16,561,059
Precision Castparts Corp.	579,898	90,150,943
Safran SA	904,565	28,080,561
Textron, Inc.	2,174,390	38,356,240
The Boeing Co.	1,675,291	101,371,858
United Technologies Corp.	2,248,556	158,208,400
		591,829,126
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	394,590	27,017,577
United Parcel Service, Inc. Class B	532,100	33,602,115
		60,619,692
Building Products - 0.4%
Armstrong World Industries, Inc.	432,208	14,885,244
Lennox International, Inc.	333,571	8,599,460
Owens Corning (a)	1,113,601	24,142,870
		47,627,574
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,728,575	48,503,815
Stericycle, Inc. (a)	380,499	30,713,879
Swisher Hygiene, Inc.	1,411,610	5,717,021
Swisher Hygiene, Inc.	523,085	2,118,494
		87,053,209
Construction & Engineering - 0.3%
Fluor Corp.	548,150	25,516,383
Foster Wheeler AG (a)	1,029,132	18,308,258
		43,824,641
Electrical Equipment - 1.1%
Acuity Brands, Inc.	463,337	16,698,665
Alstom SA	684,203	22,802,792
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries PLC Class A	555,674	$ 25,627,685
Emerson Electric Co.	983,586	40,631,938
GrafTech International Ltd. (a)	1,247,581	15,844,279
Regal-Beloit Corp.	815,326	36,999,494
		158,604,853
Industrial Conglomerates - 1.9%
Danaher Corp.	1,717,904	72,048,894
General Electric Co.	9,778,919	149,030,726
Tyco International Ltd.	1,034,800	42,168,100
		263,247,720
Machinery - 0.7%
Caterpillar, Inc.	270,765	19,993,288
Cummins, Inc.	495,186	40,436,889
Fanuc Corp.	123,300	16,985,171
Vallourec SA	245,519	14,309,166
		91,724,514
Professional Services - 0.1%
CoStar Group, Inc. (a)	287,023	14,916,585
Road & Rail - 1.2%
CSX Corp.	3,542,605	66,140,435
Union Pacific Corp.	1,207,961	98,654,175
		164,794,610
TOTAL INDUSTRIALS		1,524,242,524
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.0%
Meru Networks, Inc. (a)(d)	239,347	1,950,678
QUALCOMM, Inc.	5,594,009	272,036,658
ZTE Corp. (H Shares)	1,819,400	5,152,775
		279,140,111
Computers & Peripherals - 6.0%
Apple, Inc. (a)	1,827,679	696,674,679
Dell, Inc. (a)	2,791,455	39,499,088
EMC Corp. (a)	2,150,400	45,136,896
SanDisk Corp. (a)	823,938	33,245,898
Toshiba Corp.	4,629,000	18,884,997
		833,441,558
Electronic Equipment & Components - 0.0%
TPK Holdings Co.	40,950	758,574
Internet Software & Services - 2.2%
Baidu.com, Inc. sponsored ADR (a)	393,750	42,095,813
DeNA Co. Ltd.	52,100	2,182,688
Dice Holdings, Inc. (a)	1,132,122	8,853,194
eBay, Inc. (a)	723,590	21,338,669
Equinix, Inc. (a)	51,100	4,539,213
Google, Inc. Class A (a)	402,832	207,208,724

	Shares	Value
Mail.ru Group Ltd.:
GDR (a)(e)	434,066	$ 12,696,431
GDR (Reg. S)	78,300	2,290,275
Renren, Inc. ADR (d)	913,899	4,660,885
		305,865,892
IT Services - 0.9%
Accenture PLC Class A	1,814,255	95,574,953
Cognizant Technology Solutions Corp. Class A (a)	175,094	10,978,394
Visa, Inc. Class A	279,853	23,988,999
		130,542,346
Semiconductors & Semiconductor Equipment - 4.2%
Amkor Technology, Inc. (a)	1,145,986	4,996,499
Analog Devices, Inc.	2,938,150	91,817,188
ARM Holdings PLC sponsored ADR	1,382,424	35,251,812
ASML Holding NV	1,251,880	43,239,935
Avago Technologies Ltd.	1,717,725	56,289,848
Hynix Semiconductor, Inc.	97,680	1,719,217
Inotera Memories, Inc. (a)	51,687,698	10,935,097
International Rectifier Corp. (a)	751,604	13,994,866
Intersil Corp. Class A	2,409,925	24,798,128
KLA-Tencor Corp.	681,765	26,097,964
Lam Research Corp. (a)	474,178	18,009,280
Marvell Technology Group Ltd. (a)	6,119,123	88,910,857
Micron Technology, Inc. (a)	16,097,042	81,129,092
Nanya Technology Corp. (a)	13,403,159	1,669,322
NVIDIA Corp. (a)	635,254	7,940,675
NXP Semiconductors NV (a)	1,540,406	21,750,533
PMC-Sierra, Inc. (a)	1,803,667	10,785,929
RF Micro Devices, Inc. (a)	3,279,446	20,791,688
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,200,300	5,737,434
Skyworks Solutions, Inc. (a)	1,114,424	19,992,767
		585,858,131
Software - 4.6%
Ariba, Inc. (a)	1,241,483	34,401,494
Check Point Software Technologies Ltd. (a)	1,836,028	96,868,837
Citrix Systems, Inc. (a)	658,236	35,893,609
Fortinet, Inc. (a)	686,161	11,527,505
Intuit, Inc.	868,012	41,178,489
Microsoft Corp.	14,874,999	370,238,725
Nuance Communications, Inc. (a)	1,005,133	20,464,508
Oracle Corp.	930,362	26,738,604
		637,311,771
TOTAL INFORMATION TECHNOLOGY		2,772,918,383
MATERIALS - 2.7%
Chemicals - 1.7%
Albemarle Corp.	307,167	12,409,547
Ashland, Inc.	605,216	26,714,234
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	194,500	$ 23,999,355
Ecolab, Inc.	374,586	18,313,510
LyondellBasell Industries NV Class A	773,961	18,907,867
Monsanto Co.	833,051	50,016,382
Praxair, Inc.	556,000	51,974,880
Sigma Aldrich Corp.	74,800	4,621,892
The Mosaic Co.	503,195	24,641,459
		231,599,126
Containers & Packaging - 0.3%
Ball Corp.	979,104	30,371,806
Rock-Tenn Co. Class A	359,749	17,512,581
		47,884,387
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	1,612,949	56,077,119
Reliance Steel & Aluminum Co.	558,717	19,001,965
Walter Energy, Inc.	377,873	22,676,159
		97,755,243
TOTAL MATERIALS		377,238,756
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.	4,097,044	135,694,097
China Unicom (Hong Kong) Ltd. sponsored ADR	81,700	1,666,680
Verizon Communications, Inc.	2,340,213	86,119,838
Windstream Corp. (d)	1,658,428	19,337,270
		242,817,885
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	2,463,558	132,539,420
China Mobile (Hong Kong) Ltd. sponsored ADR	87,300	4,252,383
MetroPCS Communications, Inc. (a)	885,226	7,710,318
Sprint Nextel Corp. (a)	5,254,047	15,972,303
		160,474,424
TOTAL TELECOMMUNICATION SERVICES		403,292,309
UTILITIES - 4.0%
Electric Utilities - 2.0%
Duke Energy Corp.	578,400	11,562,216
Edison International	1,987,416	76,018,662
Exelon Corp.	1,310,835	55,854,679
FirstEnergy Corp.	1,319,356	59,252,278
NextEra Energy, Inc.	1,497,814	80,911,912
		283,599,747

	Shares	Value
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	1,731,648	$ 65,906,523
NRG Energy, Inc. (a)	516,508	10,955,135
The AES Corp. (a)	3,111,335	30,366,630
		107,228,288
Multi-Utilities - 1.2%
Dominion Resources, Inc.	448,938	22,792,582
PG&E Corp.	865,874	36,635,129
Public Service Enterprise Group, Inc.	1,486,548	49,606,107
Sempra Energy	1,045,266	53,831,199
		162,865,017
TOTAL UTILITIES		553,693,052
TOTAL COMMON STOCKS (Cost $13,885,939,522)		13,724,034,021
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (f) (Cost $12,599,902)	$ 12,600,000	12,599,446
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	173,670,912	173,670,912
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	70,867,695	70,867,695
TOTAL MONEY MARKET FUNDS (Cost $244,538,607)		244,538,607
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $14,143,078,031)	13,981,172,074
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(61,861,933)
NET ASSETS - 100%	$ 13,919,310,141
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
498 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 28,037,400	$ (654,982)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,255,066 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,399,850.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,621,341 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Legend Pictures LLC	9/23/10	$ 4,958,250
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 381,717
Fidelity Securities Lending Cash Central Fund	2,171,001
Total	$ 2,552,718
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,422,816,263	$ 1,413,545,888	$ -	$ 9,270,375
Consumer Staples	1,620,944,102	1,571,646,909	49,297,193	-
Energy	1,522,554,051	1,515,417,940	7,136,111	-
Financials	1,873,210,026	1,820,703,882	52,506,144	-
Health Care	1,653,124,555	1,653,124,555	-	-
Industrials	1,524,242,524	1,507,257,353	16,985,171	-
Information Technology	2,772,918,383	2,731,615,713	41,302,670	-
Materials	377,238,756	377,238,756	-	-
Telecommunication Services	403,292,309	403,292,309	-	-
Utilities	553,693,052	553,693,052	-	-
U.S. Government and Government Agency Obligations	12,599,446	-	12,599,446	-
Money Market Funds	244,538,607	244,538,607	-	-
Total Investments in Securities:	$ 13,981,172,074	$ 13,792,074,964	$ 179,826,735	$ 9,270,375
Derivative Instruments:
Liabilities
Futures Contracts	$ (654,982)	$ (654,982)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 28,027,598
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(826)
Cost of Purchases	-
Proceeds of Sales	(2,887,297)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(15,869,100)
Ending Balance	$ 9,270,375
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $14,324,456,555. Net unrealized depreciation aggregated $343,284,481, of which $1,418,781,180 related to appreciated investment securities and $1,762,065,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2011

1.837324.105

VDSC-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.7%
Dana Holding Corp. (a)	26,297	$ 276,119
Standard Motor Products, Inc.	11,570	150,063
Superior Industries International, Inc.	4,050	62,573
		488,755
Distributors - 0.0%
Audiovox Corp. Class A (a)	3,300	18,117
Diversified Consumer Services - 0.5%
Lincoln Educational Services Corp.	22,253	180,027
Sotheby's Class A (Ltd. vtg.) (d)	5,150	141,986
		322,013
Hotels, Restaurants & Leisure - 3.5%
AFC Enterprises, Inc. (a)	1,779	21,046
Ameristar Casinos, Inc.	17,317	277,938
Biglari Holdings, Inc. (a)	470	139,303
Bob Evans Farms, Inc.	11,275	321,563
Carrols Restaurant Group, Inc. (a)	3,229	28,738
CEC Entertainment, Inc.	1,400	39,858
DineEquity, Inc. (a)	1,625	62,546
Domino's Pizza, Inc. (a)	16,809	458,045
Krispy Kreme Doughnuts, Inc. (a)	8,872	60,507
Papa John's International, Inc. (a)	6,416	195,046
Ruth's Hospitality Group, Inc. (a)	12,747	54,685
Scientific Games Corp. Class A (a)(d)	16,479	117,330
Shuffle Master, Inc. (a)	1,453	12,220
Sonic Corp. (a)(d)	37,629	266,037
The Cheesecake Factory, Inc. (a)(d)	8,088	199,369
		2,254,231
Household Durables - 1.8%
American Greetings Corp. Class A	23	426
Blyth, Inc.	4,154	230,339
Helen of Troy Ltd. (a)	9,632	241,956
iRobot Corp. (a)(d)	4,875	122,655
Libbey, Inc. (a)(d)	5,276	55,609
Tempur-Pedic International, Inc. (a)(d)	5,260	276,729
Tupperware Brands Corp.	5,085	273,268
		1,200,982
Leisure Equipment & Products - 1.1%
Arctic Cat, Inc. (a)	11,360	164,606
Polaris Industries, Inc. (d)	6,536	326,604
Steinway Musical Instruments, Inc. (a)	642	13,842
Sturm Ruger & Co., Inc. (d)	7,110	184,718
		689,770
Media - 0.4%
Global Sources Ltd. (a)	36,571	247,586
Valassis Communications, Inc. (a)	3	56
		247,642
Specialty Retail - 4.3%
America's Car Mart, Inc. (a)	1,500	43,530
Barnes & Noble, Inc.	43	509

	Shares	Value
bebe Stores, Inc.	10,900	$ 73,248
Big 5 Sporting Goods Corp.	1,500	9,120
Conn's, Inc. (a)(d)	12,318	88,443
Express, Inc.	17,523	355,542
Finish Line, Inc. Class A	20,371	407,216
GNC Holdings, Inc.	3,472	69,857
Group 1 Automotive, Inc.	3,590	127,625
Pier 1 Imports, Inc. (a)	36,969	361,557
Rent-A-Center, Inc.	17,236	473,128
Select Comfort Corp. (a)	17,976	251,125
Stein Mart, Inc.	6,816	42,600
Systemax, Inc. (a)	1,715	21,815
The Cato Corp. Class A (sub. vtg.) (d)	13,325	300,612
Tractor Supply Co.	3,069	191,966
		2,817,893
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	6,014	142,351
Fossil, Inc. (a)	2,925	237,101
Iconix Brand Group, Inc. (a)(d)	19,174	302,949
Movado Group, Inc.	13,868	168,912
		851,313
TOTAL CONSUMER DISCRETIONARY		8,890,716
CONSUMER STAPLES - 5.1%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	2,721	150,907
National Beverage Corp.	1,025	15,539
		166,446
Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	5,588	243,916
Ingles Markets, Inc. Class A	500	7,120
PriceSmart, Inc. (d)	7,548	470,391
Rite Aid Corp. (a)	40,863	40,046
Ruddick Corp.	11,976	466,944
Spartan Stores, Inc.	2,399	37,137
Susser Holdings Corp. (a)	1,358	27,065
Village Super Market, Inc. Class A	1	24
		1,292,643
Food Products - 1.7%
B&G Foods, Inc. Class A	19,702	328,629
Darling International, Inc. (a)	20,556	258,800
Fresh Del Monte Produce, Inc.	12,807	297,122
Seneca Foods Corp. Class A (a)	458	9,068
Smart Balance, Inc. (a)	34,131	201,373
		1,094,992
Personal Products - 1.2%
Elizabeth Arden, Inc. (a)	8,967	255,021
Nature's Sunshine Products, Inc. (a)	3,648	51,364
Nu Skin Enterprises, Inc. Class A (d)	10,865	440,250
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nutraceutical International Corp. (a)	600	$ 7,668
Schiff Nutrition International, Inc.	2,672	29,606
		783,909
TOTAL CONSUMER STAPLES		3,337,990
ENERGY - 6.6%
Energy Equipment & Services - 2.8%
Bristow Group, Inc.	3,021	128,181
Complete Production Services, Inc. (a)	15,730	296,511
Gulf Island Fabrication, Inc.	5,757	119,055
Helix Energy Solutions Group, Inc. (a)	28,815	377,477
Hercules Offshore, Inc. (a)(d)	50,330	146,964
Newpark Resources, Inc. (a)(d)	44,017	268,064
OYO Geospace Corp. (a)	3,804	214,127
RigNet, Inc.	7,990	128,080
Tesco Corp. (a)	12,055	139,838
		1,818,297
Oil, Gas & Consumable Fuels - 3.8%
Alon USA Energy, Inc.	17,562	107,655
Callon Petroleum Co. (a)	15,753	60,964
CAMAC Energy, Inc. (a)(d)	13,092	7,855
Cloud Peak Energy, Inc. (a)(d)	15,091	255,792
Crosstex Energy, Inc. (d)	23,647	318,762
CVR Energy, Inc. (a)	20,480	432,947
Delek US Holdings, Inc.	9,085	102,388
Golar LNG Ltd. (NASDAQ)	5,987	190,267
Petroquest Energy, Inc. (a)(d)	9,112	50,116
Rex American Resources Corp. (a)	4,281	72,263
Stone Energy Corp. (a)	13,886	225,092
Targa Resources Corp.	2,700	80,325
Vaalco Energy, Inc. (a)(d)	50,271	244,317
Warren Resources, Inc. (a)(d)	21,091	50,618
Western Refining, Inc. (a)	22,394	279,029
		2,478,390
TOTAL ENERGY		4,296,687
FINANCIALS - 20.1%
Capital Markets - 1.4%
American Capital Ltd. (a)(d)	39,268	267,808
Arlington Asset Investment Corp.	3,590	86,340
Artio Global Investors, Inc. Class A	6,518	51,883
Gleacher & Co., Inc. (a)	20,504	24,400
Kohlberg Capital Corp.	8,831	51,661
Medallion Financial Corp.	1,963	18,256
Prospect Capital Corp.	5,045	42,428
TICC Capital Corp.	13,103	107,052

	Shares	Value
Triangle Capital Corp.	11,287	$ 171,788
Walter Investment Management Corp.	5,800	132,994
		954,610
Commercial Banks - 4.2%
Alliance Financial Corp.	1,836	51,500
American National Bankshares, Inc.	2,172	39,313
BancFirst Corp.	1,406	46,623
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	20,068	305,636
Bank of Marin Bancorp	1,486	49,097
Bank of the Ozarks, Inc.	9,520	199,254
Banner Bank	19,995	255,736
Boston Private Financial Holdings, Inc.	1,861	10,943
Central Pacific Financial Corp. (a)	4,359	44,985
Citizens & Northern Corp.	3,781	56,186
Community Bank System, Inc.	2,709	61,467
Eagle Bancorp, Inc., Maryland (a)	4,219	49,658
Financial Institutions, Inc.	411	5,861
First Merchants Corp.	7,440	52,452
Hanmi Financial Corp. (a)(d)	139,438	115,734
MainSource Financial Group, Inc.	2,696	23,509
Merchants Bancshares, Inc.	8,818	236,146
Old National Bancorp, Indiana	16,772	156,315
Pacific Capital Bancorp NA (a)(d)	9,859	251,602
PrivateBancorp, Inc.	11,649	87,600
Prosperity Bancshares, Inc.	1,167	38,138
Republic Bancorp, Inc., Kentucky Class A	11,204	198,423
SCBT Financial Corp.	957	23,619
Southside Bancshares, Inc.	3,042	54,786
Southwest Bancorp, Inc., Oklahoma (a)	3,460	14,601
State Bank Financial Corp. (a)	6,534	82,459
Susquehanna Bancshares, Inc. (d)	2,644	14,463
Tompkins Financial Corp.	12	429
Washington Banking Co., Oak Harbor	381	3,707
Washington Trust Bancorp, Inc.	4,082	80,742
WesBanco, Inc.	6,328	109,538
		2,720,522
Consumer Finance - 3.1%
Advance America Cash Advance Centers, Inc.	41,306	304,012
Cash America International, Inc.	7,993	408,922
Credit Acceptance Corp. (a)	3,382	217,666
EZCORP, Inc. (non-vtg.) Class A (a)	13,175	376,015
First Cash Financial Services, Inc. (a)(d)	6,899	289,413
Nelnet, Inc. Class A	18,515	347,712
Nicholas Financial, Inc.	172	1,680
World Acceptance Corp. (a)	1,772	99,143
		2,044,563
Diversified Financial Services - 0.9%
Compass Diversified Holdings	4,202	51,180
Encore Capital Group, Inc. (a)(d)	6,868	150,066
MarketAxess Holdings, Inc.	7,041	183,207
NewStar Financial, Inc. (a)(d)	13,130	122,634
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
PHH Corp. (a)	5,017	$ 80,673
Vector Capital Corp. rights 12/31/99	5,673	0
		587,760
Insurance - 1.1%
Amtrust Financial Services, Inc.	3,571	79,490
FBL Financial Group, Inc. Class A	10,511	279,803
Flagstone Reinsurance Holdings Ltd.	11,853	91,861
Maiden Holdings Ltd.	36,033	266,284
		717,438
Real Estate Investment Trusts - 8.5%
Alexanders, Inc.	768	277,263
Anworth Mortgage Asset Corp. (d)	61,186	416,065
Capstead Mortgage Corp.	33,681	388,679
CBL & Associates Properties, Inc.	26,250	298,200
Crexus Investment Corp.	25,880	229,814
CubeSmart	18,600	158,658
Dynex Capital, Inc.	13,673	110,204
Education Realty Trust, Inc.	10,200	87,618
Equity Lifestyle Properties, Inc.	7,255	454,889
Extra Space Storage, Inc.	10,467	195,000
Hatteras Financial Corp.	1,001	25,185
Highwoods Properties, Inc. (SBI)	12,715	359,326
Home Properties, Inc. (d)	8,420	477,919
LTC Properties, Inc.	13,249	335,465
MFA Financial, Inc.	67,372	472,951
Mid-America Apartment Communities, Inc.	3,396	204,507
Mission West Properties, Inc.	9,055	68,727
National Health Investors, Inc.	1,729	72,843
NorthStar Realty Finance Corp. (d)	11,720	38,676
Pennymac Mortgage Investment Trust	8,259	131,318
PS Business Parks, Inc.	6,943	343,956
RAIT Financial Trust (d)	21,300	72,207
Saul Centers, Inc.	4,475	151,300
Universal Health Realty Income Trust (SBI)	1,156	38,853
Urstadt Biddle Properties, Inc. Class A	1,704	27,213
Winthrop Realty Trust	11,897	103,385
		5,540,221
Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc. (a)	18,941	254,946
Dime Community Bancshares, Inc.	13,395	135,691
Doral Financial Corp. (a)	26,084	28,432
Flushing Financial Corp.	6,509	70,297
Fox Chase Bancorp, Inc.	3,859	48,932
Kaiser Federal Financial Group, Inc.	3,381	39,896
NASB Financial, Inc. (a)	276	2,779
		580,973
TOTAL FINANCIALS		13,146,087

	Shares	Value
HEALTH CARE - 11.1%
Biotechnology - 1.7%
Affymax, Inc. (a)	225	$ 1,008
Alkermes PLC (a)	2,900	44,254
Astex Pharmaceuticals, Inc. (a)	70,469	135,300
AVEO Pharmaceuticals, Inc. (a)	15,931	245,178
Emergent BioSolutions, Inc. (a)	4,000	61,720
Nabi Biopharmaceuticals (a)	33,953	57,041
Neurocrine Biosciences, Inc. (a)	4,588	27,436
Osiris Therapeutics, Inc. (a)(d)	4,118	21,084
PDL BioPharma, Inc.	69,873	387,795
SciClone Pharmaceuticals, Inc. (a)(d)	33,370	127,140
		1,107,956
Health Care Equipment & Supplies - 3.7%
Accuray, Inc. (a)(d)	697	2,802
ArthroCare Corp. (a)	11,615	334,164
Atrion Corp.	100	20,739
Cantel Medical Corp.	7,355	155,338
CONMED Corp. (a)	3,373	77,613
Greatbatch, Inc. (a)(d)	12,474	249,605
Haemonetics Corp. (a)	1,129	66,024
Invacare Corp.	11,981	276,042
Kensey Nash Corp. (a)	7,538	184,681
OraSure Technologies, Inc. (a)	4,300	34,228
RTI Biologics, Inc. (a)	46,527	153,074
Sirona Dental Systems, Inc. (a)(d)	7,028	298,057
SurModics, Inc. (a)	3,716	33,816
Symmetry Medical, Inc. (a)	3,100	23,932
Thoratec Corp. (a)	10,553	344,450
Young Innovations, Inc.	4,990	142,215
		2,396,780
Health Care Providers & Services - 4.4%
Alliance Healthcare Services, Inc. (a)	2,800	3,192
American Dental Partners, Inc. (a)	12,979	125,377
AMERIGROUP Corp. (a)(d)	5,569	217,247
Centene Corp. (a)	14,545	417,005
Chemed Corp. (d)	3,549	195,053
Chindex International, Inc. (a)(d)	4,096	36,086
Continucare Corp. (a)(d)	14,551	92,835
Five Star Quality Care, Inc. (a)	64,164	160,410
Magellan Health Services, Inc. (a)	9,262	447,355
Molina Healthcare, Inc. (a)	15,336	236,788
National Healthcare Corp.	359	11,596
PharMerica Corp. (a)	28,833	411,447
Providence Service Corp. (a)	6,643	70,748
Select Medical Holdings Corp. (a)	500	3,335
Triple-S Management Corp. (a)	1,800	30,150
Wellcare Health Plans, Inc. (a)	11,401	433,010
		2,891,634
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	1,687	$ 111,595
HealthStream, Inc. (a)	4,274	54,835
		166,430
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)(d)	36,055	176,670
Medtox Scientific, Inc.	1,143	14,962
		191,632
Pharmaceuticals - 0.7%
Cornerstone Therapeutics, Inc. (a)	4,638	29,683
Par Pharmaceutical Companies, Inc. (a)	2,250	59,895
ViroPharma, Inc. (a)(d)	20,547	371,284
		460,862
TOTAL HEALTH CARE		7,215,294
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.6%
AAR Corp.	988	16,470
AeroVironment, Inc. (a)	11,891	334,732
American Science & Engineering, Inc.	549	33,516
Ceradyne, Inc. (a)	9,991	268,658
Cubic Corp.	4,215	164,680
Curtiss-Wright Corp.	15,118	435,852
Ducommun, Inc.	1,500	22,470
Esterline Technologies Corp. (a)	6,925	358,992
Hexcel Corp. (a)(d)	22,068	489,020
LMI Aerospace, Inc. (a)	2,222	37,907
Moog, Inc. Class A (a)	6,709	218,848
		2,381,145
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)(d)	6,972	232,098
Park-Ohio Holdings Corp. (a)	2,749	33,015
		265,113
Airlines - 0.7%
Alaska Air Group, Inc. (a)	7,762	436,923
Spirit Airlines, Inc. (a)	2,692	33,650
		470,573
Building Products - 0.1%
Gibraltar Industries, Inc. (a)	10,419	84,602
Commercial Services & Supplies - 2.0%
APAC Customer Services, Inc. (a)(d)	19,200	163,584
Consolidated Graphics, Inc. (a)	4,680	170,960
Courier Corp.	700	4,578
Ennis, Inc.	1,900	24,814
G&K Services, Inc. Class A	12,163	310,643
Intersections, Inc.	9,288	119,351
M&F Worldwide Corp. (a)(d)	3,016	74,254
Multi-Color Corp.	2,411	54,464

	Shares	Value
Steelcase, Inc. Class A	15,050	$ 94,966
Tetra Tech, Inc. (a)(d)	6,970	130,618
TMS International Corp.	2,215	16,125
Unifirst Corp. Massachusetts	2,729	123,596
		1,287,953
Construction & Engineering - 0.8%
Great Lakes Dredge & Dock Corp.	45,689	185,954
Layne Christensen Co. (a)	5,759	133,033
MasTec, Inc. (a)	6,456	113,690
Pike Electric Corp. (a)	1,926	13,039
Sterling Construction Co., Inc. (a)	4,027	44,982
		490,698
Electrical Equipment - 0.4%
Brady Corp. Class A	1,497	39,566
Franklin Electric Co., Inc. (d)	6,800	246,704
		286,270
Industrial Conglomerates - 0.1%
Tredegar Corp.	2,329	34,539
Machinery - 3.1%
Alamo Group, Inc.	1,829	38,025
Albany International Corp. Class A	5,972	108,989
Ampco-Pittsburgh Corp.	600	12,270
Astec Industries, Inc. (a)(d)	3,271	95,775
Briggs & Stratton Corp.	3,136	42,367
Cascade Corp.	4,616	154,128
CLARCOR, Inc. (d)	6,339	262,308
Colfax Corp. (a)(d)	9,289	188,195
Hurco Companies, Inc. (a)	1,434	29,110
Kadant, Inc. (a)	12,802	227,364
L.B. Foster Co. Class A	2,213	49,195
Nordson Corp.	7,204	286,287
RBC Bearings, Inc. (a)	5,044	171,446
Sauer-Danfoss, Inc. (a)	1,898	54,852
Sun Hydraulics Corp.	443	9,028
Tennant Co.	5,383	190,397
Twin Disc, Inc. (d)	3,387	90,331
		2,010,067
Professional Services - 0.7%
Barrett Business Services, Inc.	300	4,182
CBIZ, Inc. (a)	7,963	52,476
GP Strategies Corp. (a)	1,422	14,206
Huron Consulting Group, Inc. (a)	730	22,725
ICF International, Inc. (a)	2,358	44,354
Insperity, Inc.	7,568	168,388
Kelly Services, Inc. Class A (non-vtg.)	8,728	99,499
On Assignment, Inc. (a)	2,845	20,114
		425,944
Road & Rail - 0.6%
AMERCO (a)(d)	4,117	257,107
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Arkansas Best Corp.	7,500	$ 121,125
Quality Distribution, Inc. (a)	3,216	28,848
		407,080
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	6,055	164,454
DXP Enterprises, Inc. (a)	1,239	23,330
SeaCube Container Leasing Ltd.	3,073	37,275
		225,059
TOTAL INDUSTRIALS		8,369,043
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.5%
Anaren, Inc. (a)	13,920	266,568
Black Box Corp.	2,751	58,734
Communications Systems, Inc.	1,858	24,154
Comtech Telecommunications Corp.	7,000	196,630
DG FastChannel, Inc. (a)(d)	13,192	223,604
Plantronics, Inc.	5,313	151,155
Riverbed Technology, Inc. (a)	1,904	38,004
		958,849
Computers & Peripherals - 0.1%
Cray, Inc. (a)	8,260	43,861
Xyratex Ltd.	4,300	39,861
		83,722
Electronic Equipment & Components - 3.1%
Anixter International, Inc. (d)	6,737	319,603
Brightpoint, Inc. (a)	15,588	143,565
Coherent, Inc. (a)	6,679	286,930
Daktronics, Inc.	2,000	17,160
Electro Scientific Industries, Inc. (a)	14,921	177,411
Insight Enterprises, Inc. (a)	12,343	186,873
Measurement Specialties, Inc. (a)	3,890	100,984
MTS Systems Corp.	1,734	53,130
Multi-Fineline Electronix, Inc. (a)	2,421	48,275
Newport Corp. (a)	19,886	214,968
OSI Systems, Inc. (a)	4,560	152,851
PC Connection, Inc. (a)	1,300	10,374
Pulse Electronics Corp. (d)	35,930	102,760
Rogers Corp. (a)	255	9,978
SYNNEX Corp. (a)(d)	3,400	89,080
Tessco Technologies, Inc.	5,096	67,726
Vishay Precision Group, Inc. (a)	2,930	38,617
X-Rite, Inc. (a)	6,387	23,824
		2,044,109
Internet Software & Services - 0.4%
InfoSpace, Inc. (a)	16,622	138,960
Liquidity Services, Inc. (a)	3,929	126,003

	Shares	Value
Perficient, Inc. (a)	1,900	$ 13,908
Rackspace Hosting, Inc. (a)	41	1,400
		280,271
IT Services - 3.4%
CACI International, Inc. Class A (a)	8,339	416,450
Cardtronics, Inc. (a)	8,776	201,146
CSG Systems International, Inc. (a)	2,044	25,836
Euronet Worldwide, Inc. (a)	6,275	98,769
Global Cash Access Holdings, Inc. (a)	8,861	22,684
Heartland Payment Systems, Inc.	1,981	39,065
Jack Henry & Associates, Inc.	6,794	196,890
Maximus, Inc.	10,272	358,493
Ness Technologies, Inc. (a)	35,574	272,497
Teletech Holdings, Inc. (a)	18,701	285,003
Unisys Corp. (a)	132	2,071
VeriFone Systems, Inc. (a)	8,223	287,969
		2,206,873
Semiconductors & Semiconductor Equipment - 1.7%
ATMI, Inc. (a)	2,390	37,810
DSP Group, Inc. (a)	80	472
Entegris, Inc. (a)	43,725	278,966
GT Advanced Technologies, Inc. (a)	22,637	158,912
Kulicke & Soffa Industries, Inc. (a)(d)	37,591	280,429
Lattice Semiconductor Corp. (a)	25,340	133,035
LTX-Credence Corp. (a)	38,508	203,707
Tessera Technologies, Inc. (a)	1,508	18,006
		1,111,337
Software - 6.3%
ACI Worldwide, Inc. (a)(d)	12,117	333,702
Actuate Corp. (a)	16,300	89,976
Aspen Technology, Inc. (a)	27,442	419,039
Fair Isaac Corp.	15,385	335,855
JDA Software Group, Inc. (a)(d)	6,846	160,470
Manhattan Associates, Inc. (a)	11,099	367,155
Monotype Imaging Holdings, Inc. (a)	27,113	328,881
NetScout Systems, Inc. (a)	2,980	34,032
Opnet Technologies, Inc.	7,745	270,378
Progress Software Corp. (a)	15,154	265,953
QAD, Inc.:
Class A	7,300	78,037
Class B	2,116	21,477
Quest Software, Inc. (a)	15,890	252,333
Renaissance Learning, Inc. (d)	6,088	102,157
S1 Corp. (a)	4,700	43,099
Take-Two Interactive Software, Inc. (a)	26,410	335,935
TeleCommunication Systems, Inc. Class A (a)(d)	17,377	59,951
TeleNav, Inc. (a)(d)	19,312	171,297
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	13,812	$ 309,251
Verint Systems, Inc. (a)	3,453	90,779
		4,069,757
TOTAL INFORMATION TECHNOLOGY		10,754,918
MATERIALS - 6.1%
Chemicals - 3.3%
Ferro Corp. (a)	16,827	103,486
FutureFuel Corp.	1,185	12,324
Georgia Gulf Corp. (a)	7,341	101,526
H.B. Fuller Co. (d)	18,469	336,505
Innophos Holdings, Inc.	5,102	203,417
Innospec, Inc. (a)	7,132	172,666
LSB Industries, Inc. (a)(d)	8,704	249,544
Minerals Technologies, Inc.	1,800	88,686
OM Group, Inc. (a)(d)	10,662	276,892
Rockwood Holdings, Inc. (a)	6,522	219,726
Sensient Technologies Corp.	2,487	80,952
TPC Group, Inc. (a)	9,705	194,876
W.R. Grace & Co. (a)	2,842	94,639
		2,135,239
Containers & Packaging - 0.1%
Myers Industries, Inc.	7,904	80,226
Metals & Mining - 1.2%
Golden Star Resources Ltd. (a)	74,957	140,862
Hecla Mining Co. (a)(d)	53,884	288,818
Noranda Aluminium Holding Corp. (a)	10,540	88,009
Worthington Industries, Inc.	19,000	265,430
		783,119
Paper & Forest Products - 1.5%
Buckeye Technologies, Inc.	14,981	361,192
Domtar Corp.	4,238	288,904
Glatfelter	11,472	151,545
Kapstone Paper & Packaging Corp. (a)	12,742	176,986
		978,627
TOTAL MATERIALS		3,977,211
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Consolidated Communications Holdings, Inc.	13,218	238,585
Global Crossing Ltd. (a)	10,325	246,871
HickoryTech Corp.	1,345	12,939
inContact, Inc. (a)	2,347	8,097
Premiere Global Services, Inc. (a)	3,930	25,231
Vonage Holdings Corp. (a)	100,945	262,457
		794,180

	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 2.4%
Cleco Corp.	13,156	$ 449,146
El Paso Electric Co.	13,422	430,712
Empire District Electric Co.	7,140	138,373
MGE Energy, Inc.	2,822	114,771
Portland General Electric Co.	18,105	428,907
		1,561,909
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	3,983	159,758
Piedmont Natural Gas Co., Inc.	788	22,765
Southwest Gas Corp.	3,042	110,029
		292,552
Multi-Utilities - 0.6%
Avista Corp.	3,166	75,509
NorthWestern Energy Corp.	9,752	311,479
		386,988
Water Utilities - 0.1%
California Water Service Group	2,324	41,158
TOTAL UTILITIES		2,282,607
TOTAL COMMON STOCKS (Cost $70,887,033)		63,064,733
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 12/15/11 to 1/19/12 (e) (Cost $279,965)	$ 280,000	279,987
Money Market Funds - 18.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	300,693	300,693
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	11,866,974	11,866,974
TOTAL MONEY MARKET FUNDS (Cost $12,167,667)		12,167,667
TOTAL INVESTMENT PORTFOLIO - 115.6% (Cost $83,334,665)		75,512,387
NET OTHER ASSETS (LIABILITIES) - (15.6)%		(10,213,125)
NET ASSETS - 100%		$ 65,299,262
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	$ 2,052,800	$ (80,661)
The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $279,987.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,038
Fidelity Securities Lending Cash Central Fund	44,532
Total	$ 47,570
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,890,716	$ 8,890,716	$ -	$ -
Consumer Staples	3,337,990	3,337,990	-	-
Energy	4,296,687	4,296,687	-	-
Financials	13,146,087	13,146,087	-	-
Health Care	7,215,294	7,215,294	-	-
Industrials	8,369,043	8,369,043	-	-
Information Technology	10,754,918	10,754,918	-	-
Materials	3,977,211	3,977,211	-	-
Telecommunication Services	794,180	794,180	-	-
Utilities	2,282,607	2,282,607	-	-
U.S. Government and Government Agency Obligations	279,987	-	279,987	-
Money Market Funds	12,167,667	12,167,667	-	-
Total Investments in Securities:	$ 75,512,387	$ 75,232,400	$ 279,987	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (80,661)	$ (80,661)	$ -	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $83,410,543. Net unrealized depreciation aggregated $7,898,156, of which $5,039,074 related to appreciated investment securities and $12,937,230 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

September 30, 2011

1.808790.107

VIPIDX-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Johnson Controls, Inc.	129,153	$ 3,405,765
The Goodyear Tire & Rubber Co. (a)	46,430	468,479
		3,874,244
Automobiles - 0.4%
Ford Motor Co. (a)(d)	721,984	6,981,585
Harley-Davidson, Inc.	44,919	1,542,069
		8,523,654
Distributors - 0.1%
Genuine Parts Co. (d)	29,786	1,513,129
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	23,295	922,715
DeVry, Inc.	11,701	432,469
H&R Block, Inc. (d)	58,097	773,271
		2,128,455
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. unit (d)	87,846	2,661,734
Chipotle Mexican Grill, Inc. (a)(d)	5,956	1,804,370
Darden Restaurants, Inc.	25,572	1,093,203
International Game Technology	56,716	824,083
Marriott International, Inc. Class A (d)	53,642	1,461,208
McDonald's Corp. (d)	196,037	17,215,969
Starbucks Corp.	141,762	5,286,305
Starwood Hotels & Resorts Worldwide, Inc. (d)	36,512	1,417,396
Wyndham Worldwide Corp.	31,178	888,885
Wynn Resorts Ltd. (d)	15,194	1,748,526
Yum! Brands, Inc.	88,240	4,358,174
		38,759,853
Household Durables - 0.2%
D.R. Horton, Inc. (d)	52,839	477,665
Fortune Brands, Inc. (d)	29,350	1,587,248
Harman International Industries, Inc.	13,287	379,742
Leggett & Platt, Inc. (d)	26,901	532,371
Lennar Corp. Class A	30,554	413,701
Newell Rubbermaid, Inc.	55,367	657,206
PulteGroup, Inc. (a)(d)	64,014	252,855
Whirlpool Corp. (d)	14,516	724,494
		5,025,282
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	69,000	14,919,870
Expedia, Inc.	36,998	952,699
Netflix, Inc. (a)	9,982	1,129,563
Priceline.com, Inc. (a)	9,457	4,250,543
		21,252,675

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	22,977	$ 749,280
Mattel, Inc.	65,151	1,686,759
		2,436,039
Media - 3.0%
Cablevision Systems Corp. - NY Group Class A	42,753	672,505
CBS Corp. Class B (d)	127,281	2,593,987
Comcast Corp. Class A	522,344	10,916,990
DIRECTV (a)	140,278	5,926,746
Discovery Communications, Inc. (a)(d)	52,006	1,956,466
Gannett Co., Inc. (d)	45,752	436,017
Interpublic Group of Companies, Inc.	90,921	654,631
McGraw-Hill Companies, Inc. (d)	57,248	2,347,168
News Corp. Class A (d)	434,235	6,717,615
Omnicom Group, Inc.	53,101	1,956,241
Scripps Networks Interactive, Inc. Class A (d)	18,748	696,863
The Walt Disney Co. (d)	352,649	10,635,894
Time Warner Cable, Inc.	61,786	3,872,129
Time Warner, Inc.	198,512	5,949,405
Viacom, Inc. Class B (non-vtg.)	109,176	4,229,478
Washington Post Co. Class B (d)	949	310,295
		59,872,430
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	12,455	433,808
Family Dollar Stores, Inc.	22,847	1,161,998
JCPenney Co., Inc.	27,156	727,238
Kohl's Corp.	53,408	2,622,333
Macy's, Inc.	81,153	2,135,947
Nordstrom, Inc. (d)	31,106	1,420,922
Sears Holdings Corp. (a)(d)	7,312	420,586
Target Corp.	128,296	6,291,636
		15,214,468
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	16,519	1,016,910
AutoNation, Inc. (a)(d)	9,417	308,689
AutoZone, Inc. (a)(d)	5,528	1,764,482
Bed Bath & Beyond, Inc. (a)	46,491	2,664,399
Best Buy Co., Inc.	57,547	1,340,845
CarMax, Inc. (a)(d)	42,992	1,025,359
GameStop Corp. Class A (a)(d)	26,426	610,441
Gap, Inc.	65,920	1,070,541
Home Depot, Inc.	297,222	9,769,687
Limited Brands, Inc. (d)	47,047	1,811,780
Lowe's Companies, Inc.	239,506	4,632,046
O'Reilly Automotive, Inc. (a)	25,830	1,721,053
Ross Stores, Inc.	21,964	1,728,347
Staples, Inc.	134,749	1,792,162
Tiffany & Co., Inc.	24,183	1,470,810
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc. (d)	72,388	$ 4,015,362
Urban Outfitters, Inc. (a)(d)	22,519	502,624
		37,245,537
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	54,916	2,846,296
NIKE, Inc. Class B	72,176	6,171,770
Ralph Lauren Corp.	12,298	1,595,051
VF Corp. (d)	16,468	2,001,191
		12,614,308
TOTAL CONSUMER DISCRETIONARY		208,460,074
CONSUMER STAPLES - 11.6%
Beverages - 2.7%
Brown-Forman Corp. Class B (non-vtg.)	19,165	1,344,233
Coca-Cola Enterprises, Inc.	60,605	1,507,852
Constellation Brands, Inc. Class A (sub. vtg.) (a)	35,042	630,756
Dr Pepper Snapple Group, Inc.	41,223	1,598,628
Molson Coors Brewing Co. Class B	30,959	1,226,286
PepsiCo, Inc.	300,702	18,613,454
The Coca-Cola Co.	436,268	29,474,266
		54,395,475
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	83,186	6,831,234
CVS Caremark Corp.	255,526	8,580,563
Kroger Co.	114,974	2,524,829
Safeway, Inc. (d)	66,502	1,105,928
SUPERVALU, Inc.	40,320	268,531
Sysco Corp.	112,615	2,916,729
Wal-Mart Stores, Inc. (d)	333,987	17,333,925
Walgreen Co.	172,034	5,658,198
Whole Foods Market, Inc.	29,963	1,956,884
		47,176,821
Food Products - 2.0%
Archer Daniels Midland Co.	128,405	3,185,728
Campbell Soup Co.	34,155	1,105,597
ConAgra Foods, Inc.	78,775	1,907,931
Dean Foods Co. (a)(d)	34,894	309,510
General Mills, Inc.	122,856	4,726,270
H.J. Heinz Co.	61,000	3,079,280
Hershey Co. (d)	29,385	1,740,767
Hormel Foods Corp. (d)	26,401	713,355
Kellogg Co. (d)	47,460	2,524,397
Kraft Foods, Inc. Class A	335,568	11,268,373
McCormick & Co., Inc. (non-vtg.)	25,133	1,160,139
Mead Johnson Nutrition Co. Class A	38,750	2,667,163
Sara Lee Corp.	111,882	1,829,271

	Shares	Value
The J.M. Smucker Co.	21,630	$ 1,576,611
Tyson Foods, Inc. Class A	56,329	977,871
		38,772,263
Household Products - 2.4%
Clorox Co.	24,980	1,656,923
Colgate-Palmolive Co. (d)	92,436	8,197,224
Kimberly-Clark Corp. (d)	74,444	5,286,268
Procter & Gamble Co.	522,088	32,985,520
		48,125,935
Personal Products - 0.2%
Avon Products, Inc.	81,836	1,603,986
Estee Lauder Companies, Inc. Class A	21,486	1,887,330
		3,491,316
Tobacco - 1.9%
Altria Group, Inc.	393,544	10,550,915
Lorillard, Inc. (d)	26,303	2,911,742
Philip Morris International, Inc.	333,743	20,818,888
Reynolds American, Inc.	64,238	2,407,640
		36,689,185
TOTAL CONSUMER STAPLES		228,650,995
ENERGY - 11.5%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	82,880	3,825,741
Cameron International Corp. (a)(d)	46,565	1,934,310
Diamond Offshore Drilling, Inc. (d)	13,208	723,006
FMC Technologies, Inc. (a)(d)	45,634	1,715,838
Halliburton Co.	174,735	5,332,912
Helmerich & Payne, Inc. (d)	20,347	826,088
Nabors Industries Ltd. (a)(d)	54,624	669,690
National Oilwell Varco, Inc.	80,501	4,123,261
Noble Corp.	47,955	1,407,479
Rowan Companies, Inc. (a)(d)	24,212	730,960
Schlumberger Ltd.	256,386	15,313,936
		36,603,221
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. (a)	43,022	761,059
Anadarko Petroleum Corp.	94,586	5,963,647
Apache Corp.	72,948	5,853,348
Cabot Oil & Gas Corp.	19,853	1,229,099
Chesapeake Energy Corp.	125,563	3,208,135
Chevron Corp.	380,576	35,210,892
ConocoPhillips (d)	260,881	16,518,985
CONSOL Energy, Inc.	43,082	1,461,772
Denbury Resources, Inc. (a)(d)	76,448	879,152
Devon Energy Corp.	79,137	4,387,355
El Paso Corp.	146,351	2,558,215
EOG Resources, Inc.	51,041	3,624,421
EQT Corp.	28,398	1,515,317
Exxon Mobil Corp. (d)	923,823	67,097,264
Hess Corp.	57,475	3,015,139
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	135,665	$ 2,927,651
Marathon Petroleum Corp.	67,736	1,832,936
Murphy Oil Corp.	36,768	1,623,675
Newfield Exploration Co. (a)	25,138	997,727
Noble Energy, Inc.	33,538	2,374,490
Occidental Petroleum Corp.	154,430	11,041,745
Peabody Energy Corp. (d)	51,458	1,743,397
Pioneer Natural Resources Co.	22,189	1,459,371
QEP Resources, Inc.	33,613	909,904
Range Resources Corp. (d)	30,602	1,788,993
Southwestern Energy Co. (a)(d)	66,120	2,203,780
Spectra Energy Corp. (d)	123,556	3,030,829
Sunoco, Inc. (d)	20,520	636,325
Tesoro Corp. (a)(d)	27,339	532,290
Valero Energy Corp.	108,708	1,932,828
Williams Companies, Inc.	111,893	2,723,476
		191,043,217
TOTAL ENERGY		227,646,438
FINANCIALS - 13.4%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	44,856	1,765,532
Bank of New York Mellon Corp. (d)	234,217	4,354,094
BlackRock, Inc. Class A	19,057	2,820,627
Charles Schwab Corp. (d)	204,793	2,308,017
E*TRADE Financial Corp. (a)	48,231	439,384
Federated Investors, Inc. Class B (non-vtg.) (d)	17,636	309,159
Franklin Resources, Inc.	27,656	2,645,020
Goldman Sachs Group, Inc.	96,103	9,086,539
Invesco Ltd.	85,669	1,328,726
Janus Capital Group, Inc. (d)	35,444	212,664
Legg Mason, Inc.	24,909	640,410
Morgan Stanley	282,061	3,807,824
Northern Trust Corp.	45,790	1,601,734
State Street Corp.	95,768	3,079,899
T. Rowe Price Group, Inc.	48,711	2,326,924
		36,726,553
Commercial Banks - 2.5%
BB&T Corp.	132,442	2,824,988
Comerica, Inc.	38,184	877,086
Fifth Third Bancorp	174,769	1,765,167
First Horizon National Corp.	50,104	298,620
Huntington Bancshares, Inc.	164,035	787,368
KeyCorp	181,047	1,073,609
M&T Bank Corp. (d)	23,865	1,668,164
PNC Financial Services Group, Inc.	99,988	4,818,422
Regions Financial Corp. (d)	239,177	796,459
SunTrust Banks, Inc.	102,009	1,831,062
U.S. Bancorp	364,984	8,591,723

	Shares	Value
Wells Fargo & Co.	1,003,193	$ 24,197,015
Zions Bancorporation	35,019	492,717
		50,022,400
Consumer Finance - 0.8%
American Express Co.	197,334	8,860,297
Capital One Financial Corp.	87,283	3,459,025
Discover Financial Services	103,680	2,378,419
SLM Corp.	97,719	1,216,602
		15,914,343
Diversified Financial Services - 2.9%
Bank of America Corp.	1,925,561	11,784,433
Citigroup, Inc.	554,423	14,204,317
CME Group, Inc.	12,705	3,130,512
IntercontinentalExchange, Inc. (a)(d)	13,958	1,650,673
JPMorgan Chase & Co.	740,837	22,314,010
Leucadia National Corp.	37,642	853,721
Moody's Corp. (d)	38,240	1,164,408
NYSE Euronext	49,743	1,156,027
The NASDAQ Stock Market, Inc. (a)	24,225	560,567
		56,818,668
Insurance - 3.5%
ACE Ltd.	64,215	3,891,429
AFLAC, Inc.	88,763	3,102,267
Allstate Corp.	98,158	2,325,363
American International Group, Inc. (a)(d)	82,996	1,821,762
Aon Corp.	62,073	2,605,825
Assurant, Inc.	17,949	642,574
Berkshire Hathaway, Inc. Class B (a)(d)	334,145	23,737,661
Cincinnati Financial Corp.	30,998	816,177
Genworth Financial, Inc. Class A (a)(d)	93,238	535,186
Hartford Financial Services Group, Inc. (d)	84,636	1,366,025
Lincoln National Corp.	58,586	915,699
Loews Corp. (d)	59,121	2,042,631
Marsh & McLennan Companies, Inc.	102,918	2,731,444
MetLife, Inc.	200,929	5,628,021
Principal Financial Group, Inc.	59,562	1,350,271
Progressive Corp.	121,356	2,155,283
Prudential Financial, Inc. (d)	92,342	4,327,146
The Chubb Corp.	54,327	3,259,077
The Travelers Companies, Inc. (d)	79,562	3,877,056
Torchmark Corp.	19,967	696,050
Unum Group (d)	57,659	1,208,533
XL Group PLC Class A	62,381	1,172,763
		70,208,243
Real Estate Investment Trusts - 1.7%
Apartment Investment & Management Co. Class A	22,953	507,720
AvalonBay Communities, Inc.	17,868	2,037,845
Boston Properties, Inc.	27,913	2,487,048
Equity Residential (SBI) (d)	56,334	2,922,045
HCP, Inc. (d)	77,366	2,712,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. (d)	33,716	$ 1,577,909
Host Hotels & Resorts, Inc.	134,170	1,467,820
Kimco Realty Corp.	77,329	1,162,255
Plum Creek Timber Co., Inc.	30,778	1,068,304
Prologis, Inc.	87,212	2,114,891
Public Storage (d)	26,914	2,996,874
Simon Property Group, Inc. (d)	55,784	6,135,124
Ventas, Inc. (d)	54,706	2,702,476
Vornado Realty Trust (d)	35,042	2,614,834
Weyerhaeuser Co.	102,349	1,591,527
		34,099,124
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	61,770	831,424
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (d)	100,228	567,290
People's United Financial, Inc.	71,537	815,522
		1,382,812
TOTAL FINANCIALS		266,003,567
HEALTH CARE - 12.0%
Biotechnology - 1.3%
Amgen, Inc. (d)	175,581	9,648,176
Biogen Idec, Inc. (a)(d)	46,085	4,292,818
Celgene Corp. (a)	87,175	5,397,876
Cephalon, Inc. (a)	14,809	1,195,086
Gilead Sciences, Inc. (a)	146,580	5,687,304
		26,221,260
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	107,971	6,061,492
Becton, Dickinson & Co. (d)	41,316	3,029,289
Boston Scientific Corp. (a)	290,834	1,718,829
C. R. Bard, Inc. (d)	16,463	1,441,171
CareFusion Corp. (a)	42,487	1,017,564
Covidien PLC	93,756	4,134,640
DENTSPLY International, Inc.	26,853	824,119
Edwards Lifesciences Corp. (a)(d)	21,842	1,556,898
Intuitive Surgical, Inc. (a)	7,426	2,705,143
Medtronic, Inc.	200,641	6,669,307
St. Jude Medical, Inc.	62,607	2,265,747
Stryker Corp.	62,716	2,955,805
Varian Medical Systems, Inc. (a)(d)	22,265	1,161,342
Zimmer Holdings, Inc. (a)(d)	36,191	1,936,219
		37,477,565
Health Care Providers & Services - 2.1%
Aetna, Inc.	70,853	2,575,507
AmerisourceBergen Corp. (d)	51,160	1,906,733
Cardinal Health, Inc.	65,475	2,742,093

	Shares	Value
CIGNA Corp.	51,339	$ 2,153,158
Coventry Health Care, Inc. (a)	28,226	813,191
DaVita, Inc. (a)	17,746	1,112,142
Express Scripts, Inc. (a)	92,761	3,438,650
Humana, Inc.	31,698	2,305,396
Laboratory Corp. of America Holdings (a)(d)	19,236	1,520,606
McKesson Corp.	46,799	3,402,287
Medco Health Solutions, Inc. (a)	73,255	3,434,927
Patterson Companies, Inc.	17,781	509,070
Quest Diagnostics, Inc.	30,075	1,484,502
Tenet Healthcare Corp. (a)(d)	89,978	371,609
UnitedHealth Group, Inc.	204,475	9,430,387
WellPoint, Inc.	68,527	4,473,443
		41,673,701
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	27,624	1,892,796
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	65,972	2,061,625
Life Technologies Corp. (a)(d)	34,288	1,317,688
PerkinElmer, Inc.	21,486	412,746
Thermo Fisher Scientific, Inc. (a)	72,558	3,674,337
Waters Corp. (a)	17,358	1,310,355
		8,776,751
Pharmaceuticals - 6.1%
Abbott Laboratories	295,757	15,125,013
Allergan, Inc. (d)	58,429	4,813,381
Bristol-Myers Squibb Co.	324,084	10,169,756
Eli Lilly & Co.	193,570	7,156,283
Forest Laboratories, Inc. (a)	52,167	1,606,222
Hospira, Inc. (a)(d)	31,326	1,159,062
Johnson & Johnson	520,679	33,172,459
Merck & Co., Inc.	585,365	19,147,289
Mylan, Inc. (a)	80,992	1,376,864
Pfizer, Inc.	1,482,439	26,209,522
Watson Pharmaceuticals, Inc. (a)	23,903	1,631,380
		121,567,231
TOTAL HEALTH CARE		237,609,304
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.7%
General Dynamics Corp.	68,737	3,910,448
Goodrich Corp.	23,752	2,866,391
Honeywell International, Inc.	148,664	6,527,836
ITT Corp.	35,208	1,478,736
L-3 Communications Holdings, Inc.	20,024	1,240,887
Lockheed Martin Corp. (d)	52,291	3,798,418
Northrop Grumman Corp.	52,832	2,755,717
Precision Castparts Corp.	27,366	4,254,318
Raytheon Co.	67,188	2,745,974
Rockwell Collins, Inc. (d)	29,197	1,540,434
Textron, Inc.	52,694	929,522
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co. (d)	140,811	$ 8,520,474
United Technologies Corp.	172,659	12,148,287
		52,717,442
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (d)	31,333	2,145,371
Expeditors International of Washington, Inc. (d)	40,297	1,634,043
FedEx Corp.	60,237	4,076,840
United Parcel Service, Inc. Class B (d)	186,354	11,768,255
		19,624,509
Airlines - 0.1%
Southwest Airlines Co. (d)	152,763	1,228,215
Building Products - 0.0%
Masco Corp.	68,003	484,181
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	20,132	504,911
Cintas Corp. (d)	21,190	596,287
Iron Mountain, Inc.	38,598	1,220,469
Pitney Bowes, Inc. (d)	38,408	722,070
R.R. Donnelley & Sons Co. (d)	35,683	503,844
Republic Services, Inc.	60,811	1,706,357
Stericycle, Inc. (a)(d)	16,362	1,320,741
Waste Management, Inc. (d)	89,692	2,920,372
		9,495,051
Construction & Engineering - 0.2%
Fluor Corp. (d)	33,024	1,537,267
Jacobs Engineering Group, Inc. (a)(d)	24,235	782,548
Quanta Services, Inc. (a)(d)	40,325	757,707
		3,077,522
Electrical Equipment - 0.4%
Emerson Electric Co.	141,497	5,845,241
Rockwell Automation, Inc. (d)	27,211	1,523,816
Roper Industries, Inc.	18,254	1,257,883
		8,626,940
Industrial Conglomerates - 2.4%
3M Co. (d)	134,815	9,678,369
Danaher Corp.	108,115	4,534,343
General Electric Co.	2,014,111	30,695,052
Tyco International Ltd.	88,231	3,595,413
		48,503,177
Machinery - 1.8%
Caterpillar, Inc. (d)	122,755	9,064,229
Cummins, Inc.	36,994	3,020,930
Deere & Co.	78,647	5,078,237
Dover Corp.	35,345	1,647,077
Eaton Corp.	64,811	2,300,791
Flowserve Corp.	10,590	783,660
Illinois Tool Works, Inc.	93,371	3,884,234
Ingersoll-Rand Co. Ltd. (d)	62,887	1,766,496

	Shares	Value
Joy Global, Inc. (d)	19,969	$ 1,245,666
PACCAR, Inc.	69,450	2,348,799
Pall Corp.	22,101	937,082
Parker Hannifin Corp.	29,462	1,859,936
Snap-On, Inc. (d)	11,057	490,931
Stanley Black & Decker, Inc.	31,989	1,570,660
		35,998,728
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	9,347	572,597
Equifax, Inc.	23,258	714,951
Robert Half International, Inc. (d)	27,527	584,123
		1,871,671
Road & Rail - 0.8%
CSX Corp.	208,108	3,885,376
Norfolk Southern Corp. (d)	66,079	4,032,141
Ryder System, Inc.	9,715	364,410
Union Pacific Corp.	92,739	7,573,994
		15,855,921
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	56,074	1,866,143
W.W. Grainger, Inc. (d)	11,554	1,727,785
		3,593,928
TOTAL INDUSTRIALS		201,077,285
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,045,059	16,187,964
F5 Networks, Inc. (a)(d)	15,338	1,089,765
Harris Corp. (d)	22,840	780,443
JDS Uniphase Corp. (a)	43,334	432,040
Juniper Networks, Inc. (a)	101,268	1,747,886
Motorola Mobility Holdings, Inc.	49,698	1,877,590
Motorola Solutions, Inc.	57,374	2,403,971
QUALCOMM, Inc.	319,158	15,520,654
Tellabs, Inc.	69,330	297,426
		40,337,739
Computers & Peripherals - 4.8%
Apple, Inc. (a)	176,151	67,145,230
Dell, Inc. (a)(d)	294,649	4,169,283
EMC Corp. (a)	392,349	8,235,406
Hewlett-Packard Co.	394,099	8,847,523
Lexmark International, Inc. Class A (a)(d)	15,058	407,018
NetApp, Inc. (a)(d)	70,001	2,375,834
SanDisk Corp. (a)	45,454	1,834,069
Western Digital Corp. (a)	44,308	1,139,602
		94,153,965
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A (d)	32,285	1,316,259
Corning, Inc.	298,520	3,689,707
FLIR Systems, Inc. (d)	30,350	760,268
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Jabil Circuit, Inc.	34,624	$ 615,961
Molex, Inc.	25,990	529,416
		6,911,611
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	35,032	696,436
eBay, Inc. (a)	217,934	6,426,874
Google, Inc. Class A (a)	47,853	24,614,626
Monster Worldwide, Inc. (a)(d)	24,545	176,233
VeriSign, Inc. (d)	31,617	904,562
Yahoo!, Inc. (a)	239,902	3,157,110
		35,975,841
IT Services - 4.0%
Accenture PLC Class A	122,443	6,450,297
Automatic Data Processing, Inc.	93,041	4,386,883
Cognizant Technology Solutions Corp. Class A (a)(d)	57,696	3,617,539
Computer Sciences Corp. (d)	29,460	791,001
Fidelity National Information Services, Inc.	47,094	1,145,326
Fiserv, Inc. (a)	26,896	1,365,510
International Business Machines Corp. (d)	226,918	39,717,458
MasterCard, Inc. Class A	20,279	6,431,688
Paychex, Inc.	61,235	1,614,767
SAIC, Inc. (a)(d)	52,481	619,801
Teradata Corp. (a)(d)	31,978	1,711,782
The Western Union Co.	119,266	1,823,577
Total System Services, Inc.	31,116	526,794
Visa, Inc. Class A	97,193	8,331,384
		78,533,807
Office Electronics - 0.1%
Xerox Corp.	266,666	1,858,662
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	110,339	560,522
Altera Corp. (d)	61,562	1,941,050
Analog Devices, Inc. (d)	56,895	1,777,969
Applied Materials, Inc.	250,337	2,590,988
Broadcom Corp. Class A (d)	91,487	3,045,602
First Solar, Inc. (a)(d)	11,151	704,855
Intel Corp.	997,713	21,281,218
KLA-Tencor Corp. (d)	31,731	1,214,663
Linear Technology Corp. (d)	43,304	1,197,356
LSI Corp. (a)	108,849	563,838
MEMC Electronic Materials, Inc. (a)(d)	43,783	229,423
Microchip Technology, Inc. (d)	36,215	1,126,649
Micron Technology, Inc. (a)(d)	190,761	961,435
Novellus Systems, Inc. (a)(d)	13,230	360,650
NVIDIA Corp. (a)(d)	114,711	1,433,888
Teradyne, Inc. (a)(d)	35,376	389,490

	Shares	Value
Texas Instruments, Inc.	219,516	$ 5,850,101
Xilinx, Inc. (d)	50,381	1,382,455
		46,612,152
Software - 3.8%
Adobe Systems, Inc. (a)(d)	93,837	2,268,040
Autodesk, Inc. (a)(d)	43,478	1,207,819
BMC Software, Inc. (a)	33,350	1,285,976
CA, Inc. (d)	71,921	1,395,987
Citrix Systems, Inc. (a)	35,775	1,950,811
Compuware Corp. (a)(d)	41,534	318,150
Electronic Arts, Inc. (a)	63,517	1,298,923
Intuit, Inc. (d)	57,761	2,740,182
Microsoft Corp.	1,416,798	35,264,102
Oracle Corp.	750,727	21,575,894
Red Hat, Inc. (a)(d)	36,675	1,549,886
salesforce.com, Inc. (a)(d)	25,746	2,942,253
Symantec Corp. (a)(d)	142,455	2,322,017
		76,120,040
TOTAL INFORMATION TECHNOLOGY		380,503,817
MATERIALS - 3.3%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	40,496	3,092,680
Airgas, Inc.	12,933	825,384
CF Industries Holdings, Inc.	13,633	1,682,176
Dow Chemical Co.	224,437	5,040,855
E.I. du Pont de Nemours & Co. (d)	177,179	7,081,845
Eastman Chemical Co.	13,338	914,053
Ecolab, Inc. (d)	44,073	2,154,729
FMC Corp.	13,615	941,613
International Flavors & Fragrances, Inc. (d)	15,367	863,933
Monsanto Co.	101,602	6,100,184
PPG Industries, Inc. (d)	29,929	2,114,783
Praxair, Inc. (d)	57,411	5,366,780
Sherwin-Williams Co.	16,761	1,245,678
Sigma Aldrich Corp. (d)	23,196	1,433,281
The Mosaic Co.	52,615	2,576,557
		41,434,531
Construction Materials - 0.0%
Vulcan Materials Co. (d)	24,553	676,681
Containers & Packaging - 0.1%
Ball Corp. (d)	31,076	963,978
Bemis Co., Inc. (d)	19,648	575,883
Owens-Illinois, Inc. (a)(d)	31,199	471,729
Sealed Air Corp.	30,441	508,365
		2,519,955
Metals & Mining - 0.9%
AK Steel Holding Corp. (d)	20,951	137,020
Alcoa, Inc. (d)	202,199	1,935,044
Allegheny Technologies, Inc. (d)	20,205	747,383
Cliffs Natural Resources, Inc.	27,744	1,419,660
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	180,101	$ 5,484,075
Newmont Mining Corp. (d)	93,896	5,906,058
Nucor Corp.	60,137	1,902,735
Titanium Metals Corp.	15,884	237,942
United States Steel Corp. (d)	27,360	602,194
		18,372,111
Paper & Forest Products - 0.2%
International Paper Co. (d)	83,051	1,930,936
MeadWestvaco Corp.	32,431	796,505
		2,727,441
TOTAL MATERIALS		65,730,719
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,125,966	32,112,550
CenturyLink, Inc.	117,127	3,879,246
Frontier Communications Corp. (d)	189,095	1,155,370
Verizon Communications, Inc.	537,823	19,791,886
Windstream Corp.	96,895	1,129,796
		58,068,848
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	75,196	4,045,545
MetroPCS Communications, Inc. (a)	55,708	485,217
Sprint Nextel Corp. (a)(d)	568,953	1,729,617
		6,260,379
TOTAL TELECOMMUNICATION SERVICES		64,329,227
UTILITIES - 3.9%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	91,634	3,483,925
Duke Energy Corp. (d)	253,048	5,058,430
Edison International	61,906	2,367,905
Entergy Corp.	33,589	2,226,615
Exelon Corp. (d)	125,914	5,365,196
FirstEnergy Corp.	79,463	3,568,683
NextEra Energy, Inc.	80,246	4,334,889
Northeast Utilities	33,611	1,131,010
Pepco Holdings, Inc.	43,016	813,863
Pinnacle West Capital Corp. (d)	20,732	890,232
PPL Corp.	109,775	3,132,979
Progress Energy, Inc.	55,976	2,895,079
Southern Co. (d)	162,958	6,904,530
		42,173,336

	Shares	Value
Gas Utilities - 0.1%
Nicor, Inc.	8,654	$ 476,057
ONEOK, Inc. (d)	19,672	1,299,139
		1,775,196
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	38,252	1,455,871
NRG Energy, Inc. (a)	45,839	972,245
The AES Corp. (a)	124,874	1,218,770
		3,646,886
Multi-Utilities - 1.5%
Ameren Corp.	45,918	1,366,979
CenterPoint Energy, Inc.	80,915	1,587,552
CMS Energy Corp. (d)	47,841	946,773
Consolidated Edison, Inc. (d)	55,648	3,173,049
Dominion Resources, Inc. (d)	108,152	5,490,877
DTE Energy Co.	32,173	1,577,120
Integrys Energy Group, Inc.	14,805	719,819
NiSource, Inc.	53,318	1,139,939
PG&E Corp.	76,428	3,233,669
Public Service Enterprise Group, Inc. (d)	96,124	3,207,658
SCANA Corp.	21,818	882,538
Sempra Energy	45,516	2,344,074
TECO Energy, Inc.	40,988	702,124
Wisconsin Energy Corp. (d)	44,412	1,389,651
Xcel Energy, Inc.	92,068	2,273,159
		30,034,981
TOTAL UTILITIES		77,630,399
TOTAL COMMON STOCKS (Cost $1,381,376,497)		1,957,641,825
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 12/15/11 (e) (Cost $2,899,676)	$ 2,900,000	2,899,913
Money Market Funds - 23.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	17,345,646	$ 17,345,646
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	437,591,784	437,591,784
TOTAL MONEY MARKET FUNDS (Cost $454,937,430)		454,937,430
TOTAL INVESTMENT PORTFOLIO - 122.0% (Cost $1,839,213,603)		2,415,479,168
NET OTHER ASSETS (LIABILITIES) - (22.0)%		(435,696,690)
NET ASSETS - 100%		$ 1,979,782,478
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
79 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 22,238,500	$ (818,865)
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,574,923.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,654
Fidelity Securities Lending Cash Central Fund	311,131
Total	$ 337,785
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,460,074	$ 208,460,074	$ -	$ -
Consumer Staples	228,650,995	228,650,995	-	-
Energy	227,646,438	227,646,438	-	-
Financials	266,003,567	266,003,567	-	-
Health Care	237,609,304	237,609,304	-	-
Industrials	201,077,285	201,077,285	-	-
Information Technology	380,503,817	380,503,817	-	-
Materials	65,730,719	65,730,719	-	-
Telecommunication Services	64,329,227	64,329,227	-	-
Utilities	77,630,399	77,630,399	-	-
U.S. Government and Government Agency Obligations	2,899,913	-	2,899,913	-
Money Market Funds	454,937,430	454,937,430	-	-
Total Investments in Securities:	$ 2,415,479,168	$ 2,412,579,255	$ 2,899,913	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (818,865)	$ (818,865)	$ -	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $1,844,858,306. Net unrealized appreciation aggregated $570,620,862, of which $876,079,670 related to appreciated investment securities and $305,458,808 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011